Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net loss	$ (1,562)	$ (42,941)	$ (44,224)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses paid by stockholder and contributed as capital	312		1,688
Changes in operating assets and liabilities
Accrued liabilities	1,250	1,800	6,238
Accrued interest		2,317	714
Net cash used in operating activities		(38,824)	(35,584)
FINANCING ACTIVITIES
Common stock issued for cash			76
Proceeds from loan from related party		40,313	35,580
Net cash provided by financing activities		40,313	35,656
NET INCREASE IN CASH		1,489	72
CASH AT BEGINNING OF PERIOD		72
CASH AT END OF PERIOD		1,561	72
CASH PAID FOR:
Interest
Income taxes
NON-CASH DISCLOSURES:
Common stock issued for acquisition of subsidiary		$ 152	$ 152